Expense Example - Share class	May 29, 2025 USD ($)
Capital Group U.S. Large Growth ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Capital Group U.S. Large Value ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	$ 106